Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 3,138
Other provisions at end of period	2,316	€ 3,138
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,072
Other provisions at end of period	898	1,072
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	440	902
Reclassification entry into force IFRIC 23	(16)
Movements with a counterparty in judicial deposits		(569)
Movements with a counterparty in the income statement	7	105
Write-offs due to payment	(83)	(12)
Monetary updating	6	97
Translation differences	(6)	(83)
Other provisions at end of period	€ 348	€ 440